Trade and Other Receivables - Summary on Trade and Other Receivables (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Jan. 31, 2023
Trade and other receivables [abstract]
Trade receivables	$ 538.5	$ 493.7
Allowance for doubtful accounts	(5.5)	(3.6)
Trade receivables net of allowance	533.0	490.1
Sales tax and other government receivables	107.2	140.8
Other	16.1	24.1
Total trade and other receivables	$ 656.3	$ 655.0